Subsequent Events1	3 Months Ended
Jun. 30, 2011
Subsequent Events1 [Abstract]
Subsequent Events1 [Text Block]

Note 7. Subsequent Events

In July 2011, we entered into a second amendment to a March 2011 debenture an investor (see Note 2) whereby we increased the face value of the debenture from $45,000 to $70,000 upon receipt additional investment proceeds of $25,000. The second amendment also extends the maturity date of the debenture to 180 days from the date of the second amendment. This debenture provides for conversion of the additional investment into common shares at a price equal to $0.00405 per share or 50% of the average closing price of our common stock for the five days prior to the date of the notice to convert.

In July 2011 we filed with the State of Nevada a certificate of designation for 1,000,000 shares of Series B preferred stock.

Subsequent to June 30, 2011, the remaining $50,000 balance of the Amended Notes was converted by Southridge LLC into 7,440,476 shares of our common stock.

In July 2011, we issued, under a Series B Preferred Stock Purchase Agreement, 322,904 shares of Series B to Summit at a price of $1.00 per share (Note3).

Subsequent to June 30, 2011 we received approximately $50,000 from an investor in advance for equity or for debt investment.